Operating Segments Information - Summary of Geographical Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of geographical areas [line items]
Operating revenue	$ 645,387,710	$ 20,573,405	$ 595,409,585	$ 581,914,471
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	522,480,091		416,919,169		$ 16,655,406
United States [Member]
Disclosure of geographical areas [line items]
Operating revenue	365,789,167	11,660,477	358,708,176	370,306,818
Taiwan [member]
Disclosure of geographical areas [line items]
Operating revenue	115,968,173	3,696,786	89,274,839	70,492,517
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	393,993,690		291,081,213		12,559,569
Asia [Member]
Disclosure of geographical areas [line items]
Operating revenue	97,824,930	3,118,423	82,989,985	75,316,422
Europe [Member]
Disclosure of geographical areas [line items]
Operating revenue	64,908,598	2,069,130	63,429,243	65,026,966
China [member]
Disclosure of geographical areas [line items]
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	72,078,909		70,968,611		2,297,702
Other geographical areas [member]
Disclosure of geographical areas [line items]
Operating revenue	896,842	$ 28,589	1,007,342	$ 771,748
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	$ 56,407,492		$ 54,869,345		$ 1,798,135